Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options

Options

The following is a summary of stock options issued pursuant to the 2012 Equity Incentive Plan:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding as of December 31, 2018	6,300,000	$0.0049	2.4	$-
Granted	-	-	-	-
Exercised	(500,000)	0.01	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2019	5,800,000	$0.00	1.5	$-
Granted	-	-	-	-
Exercised	(4,000,000)	0.01	-	-
Forfeited	-	-	-	-
Outstanding as of December 31, 2020	1,800,000	$0.00	0.5	$-

Exercisable as of December 31, 2020	1,800,000	$0.0045	0.5	$-

Summary of Warrant Activity

The following is a summary of the warrant activity for the years ended December 31, 2020 and 2019:

	Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2018	-	$-
Granted	21,850,298	0.05
Exercised	(12,965,298)	0.05
Forfeited	-	-
Outstanding as of December 31, 2019	8,885,000	$0.04
Granted	238,118,333	0.02
Exercised	(4,170,000)	0.08
Forfeited	(7,000,000)	0.03
Outstanding as of December 31, 2020	235,833,333	$0.02